Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Carrying amount of Begging balance	$ 153
Provision Recognized		$ 161
Currency adjustment	(9)	(8)
Carrying amount of ending balance	$ 144	$ 153